C. Thomas Hopkins

+1 310 883 6417

thopkins@cooley.com

November 6, 2015

U.S. Securities and Exchange Commission

Division of Corporate Finance

100 F Street, N.E.

Washington D.C. 20549

Attn: Mitchell Austin

RE:	Everbridge, Inc.

Amendment No. 2 to Draft Registration Statement on Form S-1

Submitted October 5, 2015

CIK No. 0001437352

Ladies and Gentlemen:

On behalf of Everbridge, Inc. (the “Company”), we are submitting this letter in response to comments received from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) by letter dated October 16, 2015, regarding the Company’s Confidential Draft Registration Statement on Form S-1 submitted on October 5, 2015 (the “Registration Statement”). The Company is also concurrently submitting a subsequent amendment to the Registration Statement (the “Amended Registration Statement”). We are sending the Staff a hard copy of this letter, the supplemental materials referenced herein and the Amended Registration Statement, including a version of the Amended Registration Statement that is marked to show changes to the Registration Statement.

Set forth below are the Company’s responses to the Staff’s comments. The numbering of the paragraphs below corresponds to the numbering of the comments received from the Staff, which for your convenience we have incorporated into this response letter in italics. Page references in the text of this response letter correspond to the page numbers of the Amended Registration Statement. Capitalized terms used in this letter but otherwise not defined herein shall have the meanings assigned to such terms in the Amended Registration Statement.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 51

1.	We note from your response to prior comment 4 that you no longer believe it is appropriate to present the number of customers as a key metric, although you will continue to disclose the number of customers elsewhere in the filing. To the extent that you continue to include a discussion of your customer base, please revise to describe how such amounts were determined and clarify what impact, if any, acquisitions had on the change in your customer base. In this regard, we note your reference to customer base in the Prospectus Summary and in the Overview and Results of Operations discussions within MD&A.

Response: The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page 59 of the Amended Registration Statement to clarify the

1333 2ND STREET, SUITE 400, SANTA MONICA, CA 90401 T: (310) 883-6400 F: (310) 883-6500 WWW.COOLEY.COM

November 6, 2015

Page Two

impact of acquisitions on the Company’s customer count in the applicable periods. The Company respectfully advises the Staff’s that the methodology by which the Company counts its customers is set forth on page 87 of the Amended Registration Statement.

2.	Please tell us the growth rate in your customer base for each period presented, including interim periods, and provide the calculations that support the impact of acquisitions on such growth. To the extent that the growth rate has decreased in recent periods, please explain further how you determined that this will not materially impact your results of operations and liquidity and how historical consistency influenced your analysis of current trends.

Response: The Company respectfully acknowledges the Staff’s comment and has supplementally provided the Staff with the Company’s customer growth rate for each period presented, as well as the calculations supporting the impact of acquisitions on such growth. The Company respectfully advises the Staff that there has been no material decrease in the Company’s customer growth rate, which has remained relatively consistent throughout the periods presented in the Amended Registration Statement (other than in periods where the Company has completed an acquisition of a business with existing customers that become customers of the Company).

******

Please fax any additional comment letters concerning the Amended Registration Statement to (310) 883-6500 and direct any questions or comments concerning the Amended Registration Statement or this response letter to the undersigned at (310) 883-6417 or Nicole C. Brookshire at (617) 937-2357.

Sincerely,

/s/ C. Thomas Hopkins, Esq.

C. Thomas Hopkins, Esq.

cc:	Jaime Ellertson, Chief Executive Officer, Everbridge, Inc.

Kenneth Goldman, Chief Financial Officer, Everbridge, Inc.

Shannon Castellani, Associate General Counsel, Everbridge, Inc.

Nicole C. Brookshire, Cooley LLP

1333 2ND STREET, SUITE 400, SANTA MONICA, CA 90401 T: (310) 883-6400 F: (310) 883-6500 WWW.COOLEY.COM